CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accum. Other Comprehensive Income (Loss) [Member]	Non-Controlling Interests [Member]	Total
Balance at Beginning at Dec. 31, 2015	$ 1	$ 43	$ 902,843	$ (532,383)	$ 1,040		$ 371,544
Balance at Beginning (in shares) at Dec. 31, 2015	927	42,515
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax		$ 1	2,281				2,282
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		659
Pension plan adjustment					(3,660)		(3,660)
Warrant and option exercises			1,338				1,338
Warrant and option exercises (in shares)		138
Sale of Pacific Aurora interests to ACEC			10,475			$ 19,525	30,000
ACEC contribution to form Pacific Aurora			5,761			10,739	16,500
Preferred stock dividends				(1,269)			(1,269)
Net income (loss)				1,419		107	1,526
Balance at End at Dec. 31, 2016	$ 1	$ 44	922,698	(532,233)	(2,620)	30,371	418,261
Balance at End (in shares) at Dec. 31, 2016	927	43,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax			3,014				3,014
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		473
Pension plan adjustment					386		386
Warrant and option exercises			1,378				1,378
Warrant and option exercises (in shares)		201
Preferred stock dividends				(1,265)			(1,265)
Net income (loss)				(34,964)		(3,110)	(38,074)
Balance at End at Dec. 31, 2017	$ 1	$ 44	927,090	(568,462)	(2,234)	27,261	383,700
Balance at End (in shares) at Dec. 31, 2017	927	43,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax			735				735
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		(31)
Preferred stock dividends				(312)			(312)
Net income (loss)				(7,841)		(1,656)	(9,497)
Balance at End at Mar. 31, 2018	$ 1	$ 44	927,825	(576,615)	(2,234)	25,605	374,626
Balance at End (in shares) at Mar. 31, 2018	927	43,955
Balance at Beginning at Dec. 31, 2017	$ 1	$ 44	927,090	(568,462)	(2,234)	27,261	383,700
Balance at Beginning (in shares) at Dec. 31, 2017	927	43,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock dividends							(946)
Net income (loss)							(33,405)
Balance at End at Sep. 30, 2018	$ 1	$ 45	929,262	(597,671)	(2,234)	22,119	351,522
Balance at End (in shares) at Sep. 30, 2018	927	44,947
Balance at Beginning at Dec. 31, 2017	$ 1	$ 44	927,090	(568,462)	(2,234)	27,261	383,700
Balance at Beginning (in shares) at Dec. 31, 2017	927	43,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax		$ 1	3,033				3,034
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		947
Issuances of common stock		$ 1	2,056				2,057
Issuances of common stock (in shares)		838
Pension plan adjustment					(225)		(225)
Preferred stock dividends				(1,265)			(1,265)
Net income (loss)				(60,273)		(7,663)	(67,936)
Balance at End at Dec. 31, 2018	$ 1	$ 46	932,179	(630,000)	(2,459)	19,598	319,365	[1]
Balance at End (in shares) at Dec. 31, 2018	927	45,771
Balance at Beginning at Mar. 31, 2018	$ 1	$ 44	927,825	(576,615)	(2,234)	25,605	374,626
Balance at Beginning (in shares) at Mar. 31, 2018	927	43,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax		$ 1	553				554
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		1,006
Preferred stock dividends				(315)			(315)
Net income (loss)				(12,908)		(1,696)	(14,604)
Balance at End at Jun. 30, 2018	$ 1	$ 45	928,378	(589,838)	(2,234)	23,909	360,261
Balance at End (in shares) at Jun. 30, 2018	927	44,961
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax			884				884
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		(14)
Preferred stock dividends				(319)			(319)
Net income (loss)				(7,514)		(1,790)	(9,304)
Balance at End at Sep. 30, 2018	$ 1	$ 45	929,262	(597,671)	(2,234)	22,119	351,522
Balance at End (in shares) at Sep. 30, 2018	927	44,947
Balance at Beginning at Dec. 31, 2018	$ 1	$ 46	932,179	(630,000)	(2,459)	19,598	319,365	[1]
Balance at Beginning (in shares) at Dec. 31, 2018	927	45,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax			797				797
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		(24)
Issuances of common stock		$ 3	3,667				3,670
Issuances of common stock (in shares)		3,137
Preferred stock dividends				(312)			(312)
Net income (loss)				(12,890)		(1,271)	(14,161)
Balance at End at Mar. 31, 2019	$ 1	$ 49	936,643	(643,202)	(2,459)	18,327	309,359
Balance at End (in shares) at Mar. 31, 2019	927	48,884
Balance at Beginning at Dec. 31, 2018	$ 1	$ 46	932,179	(630,000)	(2,459)	19,598	319,365	[1]
Balance at Beginning (in shares) at Dec. 31, 2018	927	45,771
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock dividends							(946)
Net income (loss)							(51,524)
Balance at End at Sep. 30, 2019	$ 1	$ 50	937,795	(678,808)	(2,459)	15,936	272,515
Balance at End (in shares) at Sep. 30, 2019	927	49,784
Balance at Beginning at Mar. 31, 2019	$ 1	$ 49	936,643	(643,202)	(2,459)	18,327	309,359
Balance at Beginning (in shares) at Mar. 31, 2019	927	48,884
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax		$ 1	565				566
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		954
Preferred stock dividends				(315)			(315)
Net income (loss)				(7,646)		(644)	(8,290)
Balance at End at Jun. 30, 2019	$ 1	$ 50	937,208	(651,163)	(2,459)	17,683	301,320
Balance at End (in shares) at Jun. 30, 2019	927	49,838
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax			587				587
Stock-based compensation expense – restricted stock issued to employees and directors, net of cancellations and tax (in shares)		(54)
Preferred stock dividends				(319)			(319)
Net income (loss)				(27,326)		(1,747)	(29,073)
Balance at End at Sep. 30, 2019	$ 1	$ 50	$ 937,795	$ (678,808)	$ (2,459)	$ 15,936	$ 272,515
Balance at End (in shares) at Sep. 30, 2019	927	49,784

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.